SCHEDULE OF ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES (Details) (Parenthetical) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Vendor payables	$ 27,484,442	$ 26,781,451
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Vendor payables	$ 26,537,663	$ 25,841,648